NET LOSS PER SHARE - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss	$ (48,570)	$ (25,941)	$ (37,913)	$ (32,655)	$ 13,345
Less: accretion and adjustment of Series A Preferred and Series B Preferred		(13,814)	(19,439)	(9,954)	(13,773)
Net loss attributable to stockholders	$ (41,691)	$ (39,755)	$ (57,352)	$ (42,609)	$ (428)
Basic and diluted (in shares)	30,084,010	22,195,935	22,238,632	21,920,512	21,774,579
Basic and diluted (in dollars per share)	$ (1.39)	$ (1.79)	$ (2.58)	$ (1.94)	$ (0.02)